VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—24.2%
Aerospace & Defense—0.2%
General Dynamics Corp.	750	$ 166
Howmet Aerospace, Inc.	3,125	144
Lockheed Martin Corp.	337	138
Mercury Systems, Inc.(1)	2,103	78
		526

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc.	2,057	177
Expeditors International of Washington, Inc.	1,560	179
FedEx Corp.	446	118
United Parcel Service, Inc. Class B	3,216	501
		975

Automobile Components—0.3%
Adient plc(1)	12,554	461
Garrett Motion, Inc.(1)	12,827	101
Gentex Corp.	3,486	113
		675

Automobiles—0.1%
General Motors Co.	3,707	122
Banks—1.3%
Cambridge Bancorp	14,022	874
Capitol Federal Financial, Inc.	87,901	419
City Holding Co.	1,150	104
Community Trust Bancorp, Inc.	6,087	209
Great Southern Bancorp, Inc.	3,859	185
Northwest Bancshares, Inc.	16,437	168
NU Holdings Ltd. Class A(1)	22,073	160
Peoples Bancorp, Inc.	6,754	171
Premier Financial Corp.	12,642	216
Washington Federal, Inc.	14,026	359
		2,865

Beverages—0.1%
Brown-Forman Corp. Class B	511	29
Constellation Brands, Inc. Class A	453	114
Keurig Dr Pepper, Inc.	924	29
PepsiCo, Inc.	382	65
		237

Biotechnology—0.5%
AbbVie, Inc.	2,801	418
ACADIA Pharmaceuticals, Inc.(1)	2,803	58
Alnylam Pharmaceuticals, Inc.(1)	482	85
Amgen, Inc.	1,020	274
Gilead Sciences, Inc.	1,717	129
Incyte Corp.(1)	2,866	166
PTC Therapeutics, Inc.(1)	1,767	40
	Shares	Value

Biotechnology—continued
Rocket Pharmaceuticals, Inc.(1)	3,332	$ 68
		1,238

Broadline Retail—0.3%
Amazon.com, Inc.(1)	2,964	377
Dillard’s, Inc. Class A	406	134
MercadoLibre, Inc.(1)	101	128
		639

Building Products—0.3%
Armstrong World Industries, Inc.	1,551	112
Johnson Controls International plc	2,312	123
Masonite International Corp.(1)	1,380	129
Resideo Technologies, Inc.(1)	4,861	77
Trane Technologies plc	850	172
		613

Capital Markets—0.9%
Bain Capital Specialty Finance, Inc.	6,884	105
Cboe Global Markets, Inc.	1,978	309
CME Group, Inc. Class A	510	102
FactSet Research Systems, Inc.	1,047	458
Golub Capital BDC, Inc.	15,336	225
Invesco Ltd.	6,080	88
Janus Henderson Group plc	3,879	100
Lazard Ltd. Class A	5,499	171
MarketAxess Holdings, Inc.	636	136
Morningstar, Inc.	476	112
Victory Capital Holdings, Inc. Class A	5,578	186
		1,992

Chemicals—0.5%
Albemarle Corp.	172	29
Cabot Corp.	6,652	461
International Flavors & Fragrances, Inc.	1,323	90
NewMarket Corp.	484	220
Scotts Miracle-Gro Co. (The)	2,017	104
Sherwin-Williams Co. (The)	705	180
		1,084

Commercial Services & Supplies—0.4%
Cintas Corp.	398	191
Ennis, Inc.	4,682	99
Republic Services, Inc. Class A	218	31
UniFirst Corp.	2,630	429
Waste Management, Inc.	890	136
		886

Communications Equipment—0.0%
Cisco Systems, Inc.	1,838	99
Construction & Engineering—0.3%
AECOM	2,836	235
	Shares	Value

Construction & Engineering—continued
MDU Resources Group, Inc.	15,980	$ 313
Quanta Services, Inc.	1,211	227
		775

Construction Materials—0.1%
Eagle Materials, Inc.	903	151
Vulcan Materials Co.	566	114
		265

Consumer Finance—0.1%
Nelnet, Inc. Class A	2,156	193
Consumer Staples Distribution & Retail—0.6%
Costco Wholesale Corp.	842	476
Sysco Corp.	2,832	187
U.S. Foods Holding Corp.(1)	3,108	123
Walgreens Boots Alliance, Inc.	19,261	428
Walmart, Inc.	1,422	228
		1,442

Containers & Packaging—0.1%
Amcor plc	6,749	62
AptarGroup, Inc.	987	123
		185

Distributors—0.0%
Genuine Parts Co.	588	85
Diversified Consumer Services—0.1%
Rollins, Inc.	5,036	188
Diversified REITs—0.2%
Agree Realty Corp.	2,113	117
Equity Commonwealth	1,902	35
First Industrial Realty Trust, Inc.	2,391	114
Gaming & Leisure Properties, Inc.	2,037	93
Physicians Realty Trust	9,310	113
Realty Income Corp.	474	23
		495

Diversified Telecommunication Services—0.4%
AT&T, Inc.	23,032	346
IDT Corp. Class B(1)	7,597	167
Verizon Communications, Inc.	14,059	456
		969

Electric Utilities—0.5%
ALLETE, Inc.	571	30
Alliant Energy Corp.	944	46
American Electric Power Co., Inc.	401	30
Avangrid, Inc.	748	23
Duke Energy Corp.	1,387	122
Entergy Corp.	253	23
Evergy, Inc.	422	21
Eversource Energy	441	26
Exelon Corp.	811	31
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Electric Utilities—continued
FirstEnergy Corp.	6,099	$ 209
Hawaiian Electric Industries, Inc.	717	9
IDACORP, Inc.	388	36
MGE Energy, Inc.	374	26
OGE Energy Corp.	753	25
PG&E Corp.(1)	9,477	153
Pinnacle West Capital Corp.	374	28
Portland General Electric Co.	604	24
PPL Corp.	5,571	131
Xcel Energy, Inc.	668	38
		1,031

Electrical Equipment—0.5%
Acuity Brands, Inc.	2,861	487
AMETEK, Inc.	1,285	190
Eaton Corp. plc	915	195
Emerson Electric Co.	1,303	126
Vertiv Holdings Co. Class A	1,800	67
		1,065

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. Class A	2,034	171
Flex Ltd.(1)	5,285	143
Insight Enterprises, Inc.(1)	2,645	385
Jabil, Inc.	1,438	182
Plexus Corp.(1)	5,000	465
TE Connectivity Ltd.	1,014	125
		1,471

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	2,731	96
Halliburton Co.	1,206	49
Schlumberger N.V.	3,493	204
		349

Entertainment—0.1%
Electronic Arts, Inc.	929	112
Financial Services—0.4%
Fiserv, Inc.(1)	1,364	154
FleetCor Technologies, Inc.(1)	767	196
NMI Holdings, Inc. Class A(1)	6,783	184
TFS Financial Corp.	19,263	228
Visa, Inc. Class A	784	180
		942

Food Products—0.7%
Campbell Soup Co.	886	36
Conagra Brands, Inc.	970	27
Flowers Foods, Inc.	1,004	22
Freshpet, Inc.(1)	1,111	73
General Mills, Inc.	587	38
Hershey Co. (The)	1,393	279
Hormel Foods Corp.	1,156	44
Ingredion, Inc.	934	92
J.M. Smucker Co. (The)	207	25
John B Sanfilippo & Son, Inc.	909	90
Kellanova	718	43
Kraft Heinz Co. (The)	719	24
	Shares	Value

Food Products—continued
McCormick & Co., Inc. Non-voting Shares	690	$ 52
Mondelez International, Inc. Class A	532	37
Post Holdings, Inc.(1)	364	31
Simply Good Foods Co. (The)(1)	14,023	484
TreeHouse Foods, Inc.(1)	3,028	132
Tyson Foods, Inc. Class A	1,922	97
		1,626

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	2,056	124
Ground Transportation—0.3%
Landstar System, Inc.	929	164
Old Dominion Freight Line, Inc.	448	183
Uber Technologies, Inc.(1)	3,106	143
Union Pacific Corp.	1,394	284
		774

Health Care REITs—0.2%
Healthpeak Properties, Inc.	24,054	442
Healthcare Equipment & Supplies—0.2%
Becton Dickinson & Co.	518	134
Dexcom, Inc.(1)	1,416	132
Insulet Corp.(1)	217	35
Masimo Corp.(1)	738	65
Shockwave Medical, Inc.(1)	519	103
		469

Healthcare Providers & Services—0.9%
AMN Healthcare Services, Inc.(1)	1,977	169
Cardinal Health, Inc.	1,534	133
Cencora, Inc.	494	89
Chemed Corp.	220	114
Cigna Group (The)	488	140
CVS Health Corp.	734	51
HCA Healthcare, Inc.	756	186
Humana, Inc.	307	149
Laboratory Corp. of America Holdings	767	154
McKesson Corp.	263	115
ModivCare, Inc.(1)	1,462	46
Premier, Inc. Class A	9,149	197
Quest Diagnostics, Inc.	749	91
UnitedHealth Group, Inc.	792	399
		2,033

Healthcare Technology—0.2%
HealthStream, Inc.	4,074	88
Simulations Plus, Inc.	10,167	424
		512

Hotels, Restaurants & Leisure—0.4%
Boyd Gaming Corp.	2,788	170
	Shares	Value

Hotels, Restaurants & Leisure—continued
Chipotle Mexican Grill, Inc. Class A(1)	18	$ 33
Hilton Worldwide Holdings, Inc.	953	143
Las Vegas Sands Corp.	868	40
Marriott International, Inc. Class A	783	154
McDonald’s Corp.	21	5
Wendy’s Co. (The)	8,035	164
Yum! Brands, Inc.	777	97
		806

Household Durables—0.4%
DR Horton, Inc.	1,497	161
Garmin Ltd.	1,166	123
Installed Building Products, Inc.	1,664	208
Lennar Corp. Class A	1,207	135
NVR, Inc.(1)	32	191
Sonos, Inc.(1)	4,023	52
		870

Household Products—0.5%
Church & Dwight Co., Inc.	396	36
Colgate-Palmolive Co.	4,740	337
Kimberly-Clark Corp.	1,284	155
Procter & Gamble Co. (The)	945	138
Reynolds Consumer Products, Inc.	4,641	119
WD-40 Co.	1,575	320
		1,105

Independent Power and Renewable Electricity Producers—0.1%
NextEra Energy Partners LP	9,245	275
Industrial Conglomerates—0.2%
General Electric Co.	2,312	255
Honeywell International, Inc.	1,152	213
		468

Insurance—0.7%
Aflac, Inc.	1,363	105
Aon plc Class A	377	122
Chubb Ltd.	394	82
CNA Financial Corp.	2,543	100
Erie Indemnity Co. Class A	704	207
Gallagher (Arthur J.) & Co.	441	100
Markel Group, Inc.(1)	69	101
Marsh & McLennan Cos., Inc.	1,228	234
Old Republic International Corp.	4,477	121
Safety Insurance Group, Inc.	1,484	101
Travelers Cos., Inc. (The)	702	115
Willis Towers Watson plc	564	118
		1,506

Interactive Media & Services—0.0%
Pinterest, Inc. Class A(1)	3,058	83
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

IT Services—0.2%
Amdocs Ltd.	2,077	$ 176
GoDaddy, Inc. Class A(1)	2,069	154
Wix.com Ltd.(1)	744	68
		398

Leisure Products—0.0%
Sturm Ruger & Co., Inc.	1,769	92
Life Sciences Tools & Services—0.2%
Danaher Corp.	523	130
Medpace Holdings, Inc.(1)	896	217
QIAGEN N.V.(1)	4,445	180
		527

Machinery—0.8%
Allison Transmission Holdings, Inc.	3,216	190
Caterpillar, Inc.	1,317	360
Deere & Co.	348	131
Greenbrier Cos., Inc. (The)	5,786	231
Illinois Tool Works, Inc.	932	215
Lincoln Electric Holdings, Inc.	1,158	210
Lindsay Corp.	3,804	448
		1,785

Marine Transportation—0.2%
Kirby Corp.(1)	2,622	217
Star Bulk Carriers Corp.	5,251	101
ZIM Integrated Shipping Services Ltd.	5,930	62
		380

Media—0.1%
New York Times Co. (The) Class A	3,068	126
Trade Desk, Inc. (The) Class A(1)	791	62
		188

Metals & Mining—0.9%
Freeport-McMoRan, Inc.	5,369	200
Nucor Corp.	820	128
Schnitzer Steel Industries, Inc. Class A	14,481	403
Southern Copper Corp.	4,387	330
Steel Dynamics, Inc.	1,225	132
United States Steel Corp.	26,192	851
		2,044

Mortgage Real Estate Investment Trusts (REITs)—0.2%
Dynex Capital, Inc.	8,950	107
Invesco Mortgage Capital, Inc.	42,824	429
		536

Multi-Utilities—0.2%
Ameren Corp.	475	36
CenterPoint Energy, Inc.	812	22
CMS Energy Corp.	553	30
Consolidated Edison, Inc.	425	36
	Shares	Value

Multi-Utilities—continued
DTE Energy Co.	1,343	$ 133
NiSource, Inc.	1,374	34
Northwestern Energy Group, Inc.	545	26
Public Service Enterprise Group, Inc.	690	39
WEC Energy Group, Inc.	388	31
		387

Oil, Gas & Consumable Fuels—2.4%
Chesapeake Energy Corp.	1,140	98
Chevron Corp.	817	138
ConocoPhillips	1,094	131
CVR Energy, Inc.	1,703	58
Denbury, Inc.(1)	10,262	1,006
Devon Energy Corp.	2,854	136
Diamondback Energy, Inc.	1,038	161
Earthstone Energy, Inc. Class A(1)	52,822	1,069
EOG Resources, Inc.	1,015	129
Hess Corp.	848	130
Kinder Morgan, Inc.	26,830	445
Marathon Oil Corp.	5,504	147
Marathon Petroleum Corp.	1,939	293
Occidental Petroleum Corp.	1,732	112
ONEOK, Inc.	9,604	609
Peabody Energy Corp.	3,038	79
Sitio Royalties Corp. Class A	4,098	99
Texas Pacific Land Corp.	71	130
Uranium Energy Corp.(1)	62,471	322
Valero Energy Corp.	1,103	156
		5,448

Personal Care Products—0.0%
USANA Health Sciences, Inc.(1)	1,805	106
Pharmaceuticals—0.4%
Axsome Therapeutics, Inc.(1)	813	57
Bausch Health Cos., Inc.(1)	5,026	41
Bristol-Myers Squibb Co.	1,749	102
Eli Lilly & Co.	252	135
Johnson & Johnson	799	124
Merck & Co., Inc.	989	102
Royalty Pharma plc Class A	3,569	97
Zoetis, Inc. Class A	1,110	193
		851

Professional Services—0.5%
Exponent, Inc.	1,964	168
Franklin Covey Co.(1)	5,354	230
Paychex, Inc.	1,300	150
Robert Half, Inc.	2,558	187
Thomson Reuters Corp.	1,388	170
Verisk Analytics, Inc. Class A	795	188
		1,093

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A(1)	1,475	109
	Shares	Value

Real Estate Management & Development—continued
Howard Hughes Holdings, Inc.(1)	1,434	$ 106
		215

Retail REITs—0.4%
Alexander’s, Inc.	1,164	212
Getty Realty Corp.	1,007	28
National Retail Properties, Inc.	737	26
RPT Realty	62,398	659
		925

Semiconductors & Semiconductor Equipment—0.5%
Broadcom, Inc.	275	228
Intel Corp.	2,919	104
NVE Corp.	5,316	436
ON Semiconductor Corp.(1)	3,527	328
Tower Semiconductor Ltd.(1)	3,454	85
		1,181

Software—0.8%
Adobe, Inc. (1)	79	40
CyberArk Software Ltd.(1)	611	100
Dolby Laboratories, Inc. Class A	1,415	112
Gen Digital, Inc.	8,076	143
Intapp, Inc.(1)	2,081	70
JFrog Ltd.(1)	2,944	75
Microsoft Corp.	1,278	404
Palantir Technologies, Inc. Class A(1)	2,916	47
PTC, Inc.(1)	1,019	144
Roper Technologies, Inc.	484	234
Salesforce, Inc.(1)	489	99
ServiceNow, Inc.(1)	191	107
Sprinklr, Inc. Class A(1)	6,048	84
Tyler Technologies, Inc.(1)	338	130
Zuora, Inc. Class A(1)	6,819	56
		1,845

Specialized REITs—0.1%
Four Corners Property Trust, Inc.	5,594	124
Specialty Retail—0.4%
AutoZone, Inc.(1)	152	386
Bath & Body Works, Inc.	23	1
Lowe’s Cos., Inc.	650	135
O’Reilly Automotive, Inc.(1)	138	125
Tractor Supply Co.	946	192
		839

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	1,808	309
HP, Inc.	26	1
Seagate Technology Holdings plc	1,651	109
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Xerox Holdings Corp.	5,116	$ 80
		499

Textiles, Apparel & Luxury Goods—0.1%
Deckers Outdoor Corp.(1)	361	186
Tobacco—0.2%
Universal Corp.	9,665	456
Trading Companies & Distributors—0.6%
Fastenal Co.	6,243	341
GMS, Inc.(1)	1,398	90
MSC Industrial Direct Co., Inc. Class A	7,009	688
United Rentals, Inc.	664	295
		1,414

Water Utilities—0.0%
Essential Utilities, Inc.	1,691	58
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.(1)	2,593	363
Total Common Stocks (Identified Cost $54,727)		54,551

Master Limited Partnerships and Related Companies—1.8%
Diversified—0.5%
Enterprise Products Partners LP	24,864	680
MPLX LP	15,711	559
		1,239

Downstream/Other—0.7%
Holly Energy Partners LP	43,821	962
Sunoco LP	2,329	114
USA Compression Partners LP	20,480	489
		1,565

Electric, LDC & Power—0.3%
Brookfield Infrastructure Partners LP	3,101	91
Suburban Propane Partners LP	32,167	517
		608

Gathering/Processing—0.1%
Western Midstream Partners LP	12,411	338
	Shares	Value

Petroleum Transportation & Storage—0.2%
Genesis Energy LP	32,843	$ 339
Total Master Limited Partnerships and Related Companies (Identified Cost $3,855)		4,089

Total Long-Term Investments—26.0% (Identified Cost $58,582)		58,640

	Par Value
Short-Term Investments—61.7%
Certificates of Deposits—18.2%
Bank of America N.A. (SOFR + 0.650%) 5.310% 4/12/24(2)	$ 9,000	9,011
Mizuho Bank Ltd. (NY) (SOFR + 0.450%) 5.760% 10/25/23(2)	10,000	10,002
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.580% 2/16/24(2)	3,000	3,000
Royal Bank of Canada 5.960% 9/20/24	4,000	4,002
Skandinaviska Enskilda Banken (NY) (SOFR + 0.370%) 5.680% 10/20/23(2)	3,000	3,000
Sumitomo Mitsui Banking Corp. 5.400% 10/17/23	5,000	5,000
Toronto-Dominion Bank (NY) 5.890% 5/22/24	2,000	2,000
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.540% 2/22/24(2)	5,000	4,998
Total Certificates of Deposits (Identified Cost $41,000)		41,013

U.S. Government Securities—43.5%
U.S. Treasury Bills
0.000%, 10/3/23(3)	10,500	10,498
0.000%, 10/19/23(3)	5,000	4,988
0.000%, 11/2/23(3)	20,000	19,909
0.000%, 11/14/23(3)	2,500	2,484
0.000%, 11/21/23(3)	8,000	7,941
0.000%, 11/30/23(3)	2,000	1,983
0.000%, 12/7/23(3)	8,000	7,922
0.000%, 12/14/23(3)	9,000	8,903
0.000%, 12/26/23(3)	2,000	1,975
0.000%, 12/28/23(3)	11,000	10,859
0.000%, 1/2/24(3)	5,000	4,932
0.000%, 1/16/24(3)	11,000	10,827
	Par Value	Value
0.000%, 2/15/24(3)	$ 5,000	$ 4,900
Total U.S. Government Securities (Identified Cost $98,131)		98,121

Total Short-Term Investments (Identified Cost $139,131)		139,134

TOTAL INVESTMENTS—87.7% (Identified Cost $197,713)		$197,774
Other assets and liabilities, net—12.3%		27,798
NET ASSETS—100.0%		$225,572

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel

Footnote Legend:
(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	83%
Japan	8
Australia	3
Canada	2
Sweden	2
Finland	1
Ireland	1
Total	100%
† % of total investments as of September 30, 2023.
Exchange-traded futures contracts as of September 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	October 2023	6	$454	$—	$(9)
FTSE China Index Future	October 2023	189	2,381	12	—
FTSE Taiwan Index Future	October 2023	12	684	2	—
HSCEI Future	October 2023	66	2,605	24	—
IBEX 35 Index Future	October 2023	6	599	—	(4)
Indian Rupee Future	October 2023	293	7,045	14	—
OMXS 30 Index Future	October 2023	24	475	—	(7)
Brazil Real Future	November 2023	136	2,696	—	(33)
Crude Oil WTI Future	November 2023	1	91	—	(3)
Gasoline RBOB Future	November 2023	17	1,713	—	(81)
Low Sulphur Gas Oil Future	November 2023	17	1,643	37	—
NY Harbor ULSD Future	November 2023	7	970	8	—
Soybean Future	November 2023	33	2,104	—	(64)
10 Year Australian Bond Future	December 2023	120	8,639	—	(128)
Australian Dollar Future	December 2023	10	646	—	—(1)
Brent Crude Future	December 2023	26	2,397	71	—
British Pound Future	December 2023	56	4,274	—	(3)
Copper Future	December 2023	12	1,121	—	(10)
Corn Future	December 2023	42	1,001	—	(59)
Dollar Index Future	December 2023	39	4,127	57	—
Euro FX Currency Future	December 2023	87	11,541	—	(15)
Euro STOXX 50® Index Future	December 2023	47	2,089	—	(38)
Euro-BTP Future	December 2023	143	16,590	—	(443)
FTSE 100 Index Future	December 2023	4	374	4	—
FTSE/JSE Top 40 Future	December 2023	11	392	—	(12)
FTSE/MIB Index Future	December 2023	4	598	—	(6)
Japanese Yen Future	December 2023	18	1,525	—(1)	—
Live Cattle Future	December 2023	43	3,232	—	(5)
Mexican Peso Future	December 2023	120	3,403	—	(8)
MSCI EAFE® Index Future	December 2023	87	8,881	—	(306)
MSCI Emerging Index Future	December 2023	162	7,740	—	(266)
Nasdaq 100® E-Mini Index Future	December 2023	21	6,244	—	(264)
Nikkei 225 Stock Average Future	December 2023	1	213	—	(4)
Russell 2000® E-Mini Index Future	December 2023	215	19,335	—	(625)
S&P 500® E-Mini Index Future	December 2023	29	6,272	—	(244)
S&P Future	December 2023	1	173	—	(5)
S&P Mid 400® E-Mini Index Future	December 2023	36	9,073	—	(305)
Soybean Meal Future	December 2023	33	1,258	7	—
Soybean Oil Future	December 2023	23	770	—	(83)
SPI 200 Future	December 2023	6	683	—	(19)
STOXX Europe 600 Future	December 2023	607	14,542	—	(203)
TOPIX Index Future	December 2023	39	6,064	—	(14)
				$236	$(3,266)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
Natural Gas Future	November 2023	(27)	$(791)	$—	$(8)
10 Year Canadian Bond Future	December 2023	(80)	(6,781)	6	—
10 Year Euro-Bund Future	December 2023	(143)	(19,449)	302	—
10 Year U.K. Gilt Future	December 2023	(130)	(14,935)	46	—
10 Year U.S. Treasury Note Future	December 2023	(141)	(15,237)	146	—
10 Year U.S. Ultra Future	December 2023	(21)	(2,343)	68	—
2 Year U.S. Treasury Note Future	December 2023	(22)	(4,460)	15	—
3 Year Australian Bond Future	December 2023	(18)	(1,219)	9	—
30 Year Euro-BUXL Bond Future	December 2023	(4)	(517)	23	—
30 Year U.S. Treasury Bond Future	December 2023	(3)	(341)	19	—
3-Month EURIBOR Future	December 2023	(41)	(10,404)	—	(1)
3-Month SONIA Index Future	December 2023	(21)	(6,060)	—	(46)
5 Year U.S. Treasury Note Future	December 2023	(36)	(3,793)	32	—
Canadian Dollar Future	December 2023	(511)	(37,730)	137	—
Cocoa Future	December 2023	(26)	(889)	19	—
Coffee ’C’ Future	December 2023	(2)	(110)	10	—
Cotton No. 2 Future	December 2023	(30)	(1,307)	—	(48)
Euro-BOBL Future	December 2023	(20)	(2,448)	27	—
Euro-OAT Future	December 2023	(27)	(3,517)	28	—
Euro-Schatz Future	December 2023	(25)	(2,775)	10	—
Gold Future	December 2023	(45)	(8,397)	338	—
LME Nickel Future	December 2023	—	5	—	(5)
LME Pri Aluminium Future	December 2023	(34)	(1,865)	—	(135)
LME Zinc Future	December 2023	—	(23)	23	—
Short Euro-BTP Future	December 2023	(20)	(2,202)	15	—
Wheat Future	December 2023	(57)	(1,543)	307	—
3-Month SOFR Future	March 2024	(41)	(9,699)	—	(1)
Sugar #11 World Future	March 2024	(12)	(356)	4	—
				1,584	(244)
Total				$1,820	$(3,510)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	19,000	USD	21,412	UBS AG	12/20/23	$—	$(460)
NOK	20,000	USD	1,860	UBS AG	12/20/23	14	—
NZD	13,800	USD	8,147	UBS AG	12/20/23	125	—
PLN	4,000	USD	916	UBS AG	12/20/23	—	(3)
SEK	74,000	USD	6,699	UBS AG	12/20/23	104	—
SGD	4,500	USD	3,316	UBS AG	12/20/23	—	(12)
USD	23,399	CHF	20,750	UBS AG	12/20/23	516	—
USD	2,063	NOK	22,000	UBS AG	12/20/23	1	—
USD	10,932	NZD	18,500	UBS AG	12/20/23	—	(156)
USD	2,155	SEK	24,000	UBS AG	12/20/23	—	(51)
USD	678	ZAR	13,000	UBS AG	12/20/23	—	(4)
Total						$760	$(686)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Over-the-counter equity basket total return swaps(1) outstanding as of June 30, 2023 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(43,741)	$—	$(43,741)	(19.39)%

Footnote Legend:
(1)	The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.68% as calculated on the notional amount.
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2023:
Common Stocks — Short	Shares	Value	% of Basket Value
Aerospace & Defense
Raytheon Technologies Corp.	(718)	$(52)	0.13%
Air Freight & Logistics
XPO, Inc.	(1,199)	(89)	0.19%
Automobiles
Ford Motor Co.	(10,204)	(127)	0.33%
Banks
Bank of America Corp.	(3,573)	(98)	0.25%
Central Pacific Financial Corp.	(26,572)	(443)	0.96%
Comerica, Inc.	(2,178)	(91)	0.20%
Eastern Bankshares, Inc.	(69,631)	(873)	1.89%
Independent Bank Corp.	(2,347)	(115)	0.25%
JPMorgan Chase & Co.	(1,454)	(211)	0.54%
		(1,831)
Beverages
Celsius Holdings, Inc.	(497)	(85)	0.18%
Coca-Cola Co. (The)	(393)	(22)	0.05%
		(107)
Biotechnology
Biogen, Inc.	(393)	(101)	0.22%
Intellia Therapeutics, Inc.	(3,162)	(100)	0.26%
Natera, Inc.	(5,623)	(249)	0.64%
Twist Bioscience Corp.	(1,986)	(40)	0.09%
Ultragenyx Pharmaceutical, Inc.	(3,424)	(122)	0.31%
Veracyte, Inc.	(3,352)	(75)	0.16%
		(687)
Broadline Retail
Coupang, Inc.	(16,427)	(279)	0.71%
Dollar Tree, Inc.	(2,064)	(220)	0.57%
Etsy, Inc.	(960)	(62)	0.16%
Global-e Online Ltd.	(3,871)	(154)	0.39%
Kohl’s Corp.	(2,962)	(62)	0.16%
Macy’s, Inc.	(8,037)	(93)	0.24%
		(870)
Capital Markets
Jefferies Financial Group, Inc.	(5,173)	(190)	0.41%
Patria Investments Ltd.	(3,071)	(45)	7.34%
Robinhood Markets, Inc.	(17,156)	(168)	0.43%
TPG, Inc.	(7,118)	(214)	0.55%
Virtu Financial, Inc.	(5,906)	(102)	0.26%
XP, Inc.	(9,715)	(224)	0.58%
		(943)
Common Stocks — Short	Shares	Value	% of Basket Value
Chemicals
Chemours Co. (The)	(11,551)	$(324)	0.83%
Dow, Inc.	(8,438)	(435)	0.95%
LyondellBasell Industries N.V.	(4,767)	(451)	0.98%
		(1,210)
Commercial Services & Supplies
ACV Auctions, Inc.	(10,822)	(164)	0.42%
Montrose Environmental Group, Inc.	(4,970)	(146)	0.37%
		(310)
Communications Equipment
Lumentum Holdings, Inc.	(2,808)	(127)	0.33%
Construction & Engineering
Fluor Corp.	(6,249)	(229)	0.59%
Consumer Finance
OneMain Holdings, Inc.	(5,820)	(233)	0.60%
Consumer Staples Distribution & Retail
Dollar General Corp.	(2,184)	(231)	0.59%
Grocery Outlet Holding Corp.	(4,205)	(121)	0.27%
Target Corp.	(2,142)	(237)	0.61%
		(589)
Containers & Packaging
Avery Dennison Corp.	(903)	(165)	0.42%
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(1,870)	(152)	0.39%
Coursera, Inc.	(8,100)	(151)	0.33%
H&R Block, Inc.	(2,752)	(119)	0.26%
Service Corp. International	(1,314)	(75)	0.19%
		(497)
Diversified REITs
Boston Properties, Inc.	(2,209)	(131)	0.34%
Community Healthcare Trust, Inc.	(5,989)	(178)	0.38%
Cousins Properties, Inc.	(5,587)	(114)	0.29%
Essential Properties Realty Trust, Inc.	(2,513)	(54)	0.14%
Global Net Lease, Inc.	(19,405)	(186)	0.48%
Kilroy Realty Corp.	(4,329)	(137)	0.35%
Kite Realty Group Trust	(9,790)	(210)	0.54%
Macerich Co. (The)	(15,740)	(172)	0.44%
National Health Investors, Inc.	(8,819)	(453)	1.16%
NETSTREIT Corp.	(11,311)	(176)	0.38%
Service Properties Trust	(24,496)	(188)	0.49%
Universal Health Realty Income Trust	(7,660)	(310)	0.79%
Vornado Realty Trust	(6,770)	(154)	0.40%
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Diversified REITs — continued
WP Carey, Inc.	(1,380)	$(75)	0.19%
		(2,538)
Diversified Telecommunication Services
Frontier Communications Parent, Inc.	(4,813)	(75)	0.17%
Globalstar, Inc.	(203,482)	(267)	0.68%
		(342)
Electric Utilities
NextEra Energy, Inc.	(2,923)	(167)	0.43%
Southern Co. (The)	(784)	(51)	0.13%
		(218)
Electrical Equipment
Generac Holdings, Inc.	(1,814)	(198)	0.51%
Electronic Equipment, Instruments & Components
Coherent Corp.	(4,578)	(149)	0.38%
IPG Photonics Corp.	(2,645)	(269)	0.69%
		(418)
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	(14,184)	(208)	0.54%
Dril-Quip, Inc.	(6,562)	(185)	0.40%
Helix Energy Solutions Group, Inc.	(16,111)	(180)	0.39%
		(573)
Entertainment
Live Nation Entertainment, Inc.	(2,598)	(216)	0.56%
Netflix, Inc.	(82)	(31)	0.08%
ROBLOX Corp.	(10,229)	(296)	0.76%
Roku, Inc.	(2,854)	(202)	0.52%
Spotify Technology S.A.	(1,341)	(207)	0.53%
Walt Disney Co. (The)	(547)	(44)	0.11%
Warner Bros Discovery, Inc.	(13,279)	(144)	0.37%
		(1,140)
Financial Services
AvidXchange Holdings, Inc.	(18,635)	(177)	0.45%
Block, Inc.	(4,535)	(201)	0.52%
Cannae Holdings, Inc.	(11,239)	(209)	0.54%
Marqeta, Inc.	(29,754)	(178)	0.38%
Toast, Inc.	(5,647)	(106)	0.27%
		(871)
Food Products
Bunge Ltd.	(2,762)	(299)	0.77%
Pilgrim’s Pride Corp.	(11,441)	(261)	0.56%
		(560)
Gas Utilities
Atmos Energy Corp.	(1,624)	(172)	0.44%
UGI Corp.	(2,862)	(66)	0.17%
		(238)
Ground Transportation
Avis Budget Group, Inc.	(1,394)	(251)	0.64%
Lyft, Inc.	(23,361)	(246)	0.63%
		(497)
Health Care REITs
Ventas, Inc.	(4,032)	(170)	0.44%
Common Stocks — Short	Shares	Value	% of Basket Value
Healthcare Equipment & Supplies
Abbott Laboratories	(1,967)	$(190)	0.49%
Align Technology, Inc.	(306)	(93)	0.20%
Intuitive Surgical, Inc.	(336)	(98)	0.25%
Neogen Corp.	(6,992)	(130)	0.34%
Nevro Corp.	(6,275)	(121)	0.31%
STAAR Surgical Co.	(3,428)	(138)	0.30%
		(770)
Healthcare Providers & Services
Accolade, Inc.	(14,948)	(158)	0.40%
DaVita, Inc.	(1,065)	(101)	0.26%
Fulgent Genetics, Inc.	(4,119)	(110)	0.28%
Tenet Healthcare Corp.	(992)	(65)	0.17%
		(434)
Hotels, Restaurants & Leisure
Airbnb, Inc.	(1,996)	(274)	0.70%
Carnival Corp.	(9,744)	(134)	0.34%
DoorDash, Inc.	(1,738)	(138)	0.36%
DraftKings, Inc.	(8,728)	(257)	0.66%
Expedia Group, Inc.	(4,321)	(445)	1.14%
Genius Sports Ltd.	(32,144)	(171)	0.44%
International Game Technology plc	(9,560)	(290)	0.75%
MGM Resorts International	(2,303)	(85)	0.22%
Royal Caribbean Cruises Ltd.	(1,499)	(138)	0.36%
Starbucks Corp.	(958)	(87)	0.22%
		(2,019)
Household Durables
Helen of Troy Ltd.	(1,140)	(133)	0.34%
Newell Brands, Inc.	(5,635)	(51)	0.13%
		(184)
Household Products
Spectrum Brands Holdings, Inc.	(2,953)	(231)	0.59%
Independent Power and Renewable Electricity Producers
AES Corp. (The)	(8,845)	(134)	0.35%
Atlantica Sustainable Infrastructure plc	(20,128)	(385)	0.83%
Vistra Corp.	(808)	(27)	0.06%
		(546)
Industrial Conglomerates
3M Co.	(2,627)	(246)	0.53%
Industrial REITs
Plymouth Industrial REIT, Inc.	(8,426)	(177)	0.38%
Insurance
Brighthouse Financial, Inc.	(3,740)	(183)	0.47%
BRP Group, Inc.	(7,836)	(182)	0.47%
Goosehead Insurance, Inc.	(1,946)	(145)	0.37%
Mercury General Corp.	(7,018)	(196)	0.51%
Oscar Health, Inc.	(30,479)	(170)	0.44%
Progressive Corp. (The)	(782)	(109)	0.23%
Prudential Financial, Inc.	(5,036)	(478)	1.03%
		(1,463)
Interactive Media & Services
IAC, Inc.	(2,837)	(143)	0.37%
Match Group, Inc.	(2,649)	(104)	0.27%
Snap, Inc.	(38,169)	(340)	0.87%
		(587)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
IT Services
Accenture plc	(622)	$(191)	0.49%
Cloudflare, Inc.	(804)	(51)	0.13%
DXC Technology Co.	(4,952)	(103)	0.22%
Fidelity National Information Services, Inc.	(3,073)	(170)	0.44%
International Business Machines Corp.	(86)	(12)	0.03%
Twilio, Inc.	(5,008)	(293)	0.75%
		(820)
Leisure Products
Hasbro, Inc.	(1,800)	(119)	0.30%
Life Sciences Tools & Services
Illumina, Inc.	(630)	(86)	0.22%
Maravai LifeSciences Holdings, Inc.	(12,493)	(125)	0.32%
NeoGenomics, Inc.	(12,484)	(154)	0.39%
Pacific Biosciences of California, Inc.	(7,641)	(64)	0.17%
		(429)
Media
Cable One, Inc.	(240)	(148)	0.38%
Charter Communications, Inc.	(183)	(81)	0.21%
Comcast Corp.	(2,489)	(110)	0.28%
Magnite, Inc.	(23,577)	(178)	0.46%
WideOpenWest, Inc.	(14,270)	(109)	0.27%
		(626)
Metals & Mining
Alcoa Corp.	(2,504)	(73)	0.19%
Barrick Gold Corp.	(22,612)	(329)	0.85%
Cleveland-Cliffs, Inc.	(35,967)	(562)	1.44%
Constellium SE	(12,892)	(235)	0.60%
Kaiser Aluminum Corp.	(2,491)	(187)	0.48%
Kinross Gold Corp.	(14,896)	(68)	0.18%
Newmont Corp.	(1,133)	(42)	0.11%
Pan American Silver Corp.	(28,120)	(407)	1.04%
SSR Mining, Inc.	(8,505)	(113)	0.29%
		(2,016)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	(28,661)	(271)	0.69%
Annaly Capital Management, Inc.	(9,755)	(183)	0.48%
Chimera Investment Corp.	(32,754)	(179)	0.39%
Ladder Capital Corp.	(43,668)	(448)	1.15%
New York Mortgage Trust, Inc.	(47,575)	(404)	0.87%
		(1,485)
Multi-Utilities
Dominion Energy, Inc.	(5,721)	(255)	0.66%
Sempra Energy	(1,806)	(123)	0.31%
		(378)
Office REITs
Douglas Emmett, Inc.	(9,600)	(122)	0.31%
Hudson Pacific Properties, Inc.	(27,469)	(183)	0.47%
		(305)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	(8,671)	(220)	0.57%
Cheniere Energy, Inc.	(1,905)	(316)	0.81%
Civitas Resources, Inc.	(1,194)	(97)	0.25%
Clean Energy Fuels Corp.	(47,797)	(183)	0.47%
EQT Corp.	(2,580)	(105)	0.27%
Exxon Mobil Corp.	(7,018)	(825)	2.12%
Common Stocks — Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels — continued
Green Plains, Inc.	(5,615)	$(169)	0.43%
HF Sinclair Corp.	(10,513)	(598)	1.53%
Matador Resources Co.	(1,331)	(79)	0.20%
New Fortress Energy, Inc.	(4,933)	(162)	0.35%
ONEOK, Inc.	(9,604)	(609)	1.56%
Ovintiv, Inc.	(2,143)	(102)	0.26%
Permian Resources Corp.	(76,380)	(1,066)	2.31%
Phillips 66	(2,377)	(286)	0.74%
Range Resources Corp.	(2,582)	(84)	0.18%
SFL Corp. Ltd.	(42,772)	(477)	1.23%
SM Energy Co.	(2,772)	(110)	0.24%
Southwestern Energy Co.	(31,991)	(206)	0.53%
		(5,694)
Passenger Airlines
Allegiant Travel Co.	(1,327)	(102)	0.26%
Delta Air Lines, Inc.	(10,143)	(375)	0.97%
JetBlue Airways Corp.	(22,959)	(106)	0.23%
Southwest Airlines Co.	(4,387)	(119)	0.30%
United Airlines Holdings, Inc.	(5,581)	(236)	0.61%
		(938)
Pharmaceuticals
Catalent, Inc.	(4,985)	(227)	0.49%
Elanco Animal Health, Inc.	(19,722)	(222)	0.57%
Pacira BioSciences, Inc.	(3,661)	(112)	0.29%
		(561)
Professional Services
Clarivate plc	(18,168)	(122)	0.31%
Fiverr International Ltd.	(4,141)	(101)	0.22%
Paycor HCM, Inc.	(7,310)	(167)	0.43%
		(390)
Real Estate Management & Development
Anywhere Real Estate, Inc.	(17,087)	(110)	0.28%
DigitalBridge Group, Inc.	(20,150)	(354)	0.77%
		(464)
Residential REITs
Camden Property Trust	(1,645)	(156)	0.40%
Elme Communities	(5,781)	(79)	0.20%
UMH Properties, Inc.	(13,017)	(182)	0.40%
		(417)
Retail REITs
Acadia Realty Trust	(15,698)	(225)	0.58%
Kimco Realty Corp.	(37,744)	(664)	1.44%
		(889)
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	(1,250)	(150)	0.32%
Micron Technology, Inc.	(2,878)	(196)	0.43%
SolarEdge Technologies, Inc.	(1,009)	(131)	0.28%
Synaptics, Inc.	(1,489)	(133)	0.29%
Wolfspeed, Inc.	(12,357)	(471)	1.21%
		(1,081)
Software
AppLovin Corp.	(1,888)	(75)	0.17%
Asana, Inc.	(1,582)	(29)	0.06%
BILL Holdings, Inc.	(704)	(76)	0.20%
Ceridian HCM Holding, Inc.	(2,812)	(191)	0.42%

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Software — continued
Confluent, Inc.	(1,674)	$(50)	0.11%
Datadog, Inc.	(1,619)	(147)	0.38%
DocuSign, Inc.	(2,624)	(110)	0.28%
Elastic N.V.	(1,194)	(97)	0.25%
Five9, Inc.	(2,054)	(132)	0.34%
Pegasystems, Inc.	(1,823)	(79)	0.17%
RingCentral, Inc.	(4,235)	(126)	0.32%
UiPath, Inc.	(8,504)	(146)	0.37%
Zoom Video Communications, Inc.	(2,027)	(142)	0.36%
Zscaler, Inc.	(1,033)	(161)	0.41%
		(1,561)
Specialized REITs
Crown Castle, Inc.	(1,514)	(139)	0.30%
Digital Realty Trust, Inc.	(1,971)	(239)	0.61%
National Storage Affiliates Trust	(13,197)	(419)	0.91%
		(797)
Specialty Retail
Best Buy Co., Inc.	(3,998)	(278)	0.71%
CarMax, Inc.	(1,034)	(73)	0.19%
Chewy, Inc.	(9,894)	(181)	0.40%
Common Stocks — Short	Shares	Value	% of Basket Value
Specialty Retail — continued
Dick’s Sporting Goods, Inc.	(913)	$(99)	0.21%
Sleep Number Corp.	(5,063)	(125)	0.32%
Williams-Sonoma, Inc.	(2,165)	(336)	0.86%
		(1,092)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(2,729)	(124)	0.32%
Textiles, Apparel & Luxury Goods
Crocs, Inc.	(1,090)	(96)	0.24%
Hanesbrands, Inc.	(28,532)	(113)	0.29%
Lululemon Athletica, Inc.	(342)	(132)	0.34%
VF Corp.	(11,843)	(209)	0.54%
		(550)
Tobacco
Altria Group, Inc.	(8,240)	(346)	0.89%
Water Utilities
American Water Works Co., Inc.	(1,396)	(173)	0.37%
Total Common Stocks — Short		$(43,741)

The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$98,121	$—	$98,121
Equity Securities:
Common Stocks	54,551	54,551	—
Master Limited Partnerships and Related Companies	4,089	4,089	—
Certificates of Deposits	41,013	—	41,013
Other Financial Instruments:
Futures Contracts	1,820	1,820	—
Forward Foreign Currency Exchange Contracts*	760	—	760
Total Assets	200,354	60,460	139,894
Liabilities:
Other Financial Instruments:
Futures Contracts	(3,510)	(3,510)	—
Forward Foreign Currency Exchange Contracts*	(686)	—	(686)
Over-the-Counter Equity Basket Total Return Swaps*	—(1)	—	—(1)
Total Liabilities	(4,196)	(3,510)	(686)
Total Investments	$196,158	$56,950	$139,208

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS(Unaudited)
September 30, 2023
Note 1. Security Valuation
Starting May 19, 2023, concurrent with the change in the Adviser (as detailed in Note 4A), the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered funds.
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.